Description of the Plan - Plan Vesting Percentages (Details) - EBP 053	12 Months Ended
Dec. 31, 2025
At least 1
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
At least 2
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
At least 3
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
At least 4
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
5 or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%